SHARE-BASED PAYMENT - Share-based compensation expense was recorded in the statement of profit or loss and other comprehensive loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SHARE-BASED PAYMENT
Share-based compensation expense	$ 1,508	$ 1,594
Cost of revenue
SHARE-BASED PAYMENT
Share-based compensation expense	180	190
Research and development
SHARE-BASED PAYMENT
Share-based compensation expense	411	318
Selling and marketing expenses
SHARE-BASED PAYMENT
Share-based compensation expense	461	403
General and administrative
SHARE-BASED PAYMENT
Share-based compensation expense	$ 456	$ 683